Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We maintain an enterprise-wide approach to managing cybersecurity risks, integrated into our overall risk management systems. Our processes for identifying and managing material risks include third-party assessments, internal IT audits, and regular security reviews. Our program aligns with ISO/IEC 27001 and ISO/IEC 27701 standards, with a successful transition to the 2022 version completed in March 2025. We utilize vendor risk assessments to monitor third-party service providers and, based on information currently available, have not identified any cybersecurity incidents that have materially affected our business or financial condition in this fiscal year.
As we generate and process a large amount of data through our platform and rely on our IT systems for our business operations, we face risks associated with cybersecurity threats. For more details, see “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business — Any legal proceedings or claims against us could be costly and time-consuming to defend and could harm reputation regardless of the outcome”; “— Computer malware, viruses, ransomware, hacking, phishing attacks and similar disruptions could result in security and privacy breaches and interruption in service, which could harm our business”; “— Interruptions, delays in service or inability to increase capacity, including internationally, at third-party data center facilities could impair the use or functionality of our subscription services, harm our business and subject us to liability” and “Any failure by us to comply with laws or regulations relating to privacy, data protection, cybersecurity, and consumer protection of the jurisdictions in which we operate or where our products are sold may harm us”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
As we generate and process a large amount of data through our platform and rely on our IT systems for our business operations, we face risks associated with cybersecurity threats. For more details, see “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business — Any legal proceedings or claims against us could be costly and time-consuming to defend and could harm reputation regardless of the outcome”; “— Computer malware, viruses, ransomware, hacking, phishing attacks and similar disruptions could result in security and privacy breaches and interruption in service, which could harm our business”; “— Interruptions, delays in service or inability to increase capacity, including internationally, at third-party data center facilities could impair the use or functionality of our subscription services, harm our business and subject us to liability” and “Any failure by us to comply with laws or regulations relating to privacy, data protection, cybersecurity, and consumer protection of the jurisdictions in which we operate or where our products are sold may harm us”.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board of Directors and the Audit Committee oversee our cybersecurity risk management through a series of internal policies and the designation of qualified personnel to monitor associated risks. The effectiveness of our security program is monitored by the Information Security Governance Committee and reported to the Audit Committee, which provides oversight of management’s implementation of risk mitigation measures. Formal reports from management are reviewed by the Audit Committee at least semi-annually, and significant cybersecurity matters are escalated to the full Board of Directors via the Audit Committee as necessary to ensure alignment with our long-term business strategy. Governance of cybersecurity risk is overseen by our Information Security Governance Committee, while day-to-day technical operations, incident response, and risk assessments are managed by our Information Security Manager and team. These individuals and committee members possess extensive experience in legal, compliance, IT, and enterprise risk management. This dual-layered structure helps ensure that the Board and Audit Committee receive necessary strategic insights to exercise informed oversight, while technical implementation remains managed by qualified personnel.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors and the Audit Committee oversee our cybersecurity risk management through a series of internal policies and the designation of qualified personnel to monitor associated risks
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Formal reports from management are reviewed by the Audit Committee at least semi-annually, and significant cybersecurity matters are escalated to the full Board of Directors via the Audit Committee as necessary to ensure alignment with our long-term business strategy.
Cybersecurity Risk Role of Management [Text Block]	Formal reports from management are reviewed by the Audit Committee at least semi-annually, and significant cybersecurity matters are escalated to the full Board of Directors via the Audit Committee as necessary to ensure alignment with our long-term business strategy. Governance of cybersecurity risk is overseen by our Information Security Governance Committee, while day-to-day technical operations, incident response, and risk assessments are managed by our Information Security Manager and team. These individuals and committee members possess extensive experience in legal, compliance, IT, and enterprise risk management. This dual-layered structure helps ensure that the Board and Audit Committee receive necessary strategic insights to exercise informed oversight, while technical implementation remains managed by qualified personnel.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Board of Directors and the Audit Committee oversee our cybersecurity risk management through a series of internal policies and the designation of qualified personnel to monitor associated risks. The effectiveness of our security program is monitored by the Information Security Governance Committee and reported to the Audit Committee, which provides oversight of management’s implementation of risk mitigation measures. Formal reports from management are reviewed by the Audit Committee at least semi-annually, and significant cybersecurity matters are escalated to the full Board of Directors via the Audit Committee as necessary to ensure alignment with our long-term business strategy. Governance of cybersecurity risk is overseen by our Information Security Governance Committee, while day-to-day technical operations, incident response, and risk assessments are managed by our Information Security Manager and team. These individuals and committee members possess extensive experience in legal, compliance, IT, and enterprise risk management. This dual-layered structure helps ensure that the Board and Audit Committee receive necessary strategic insights to exercise informed oversight, while technical implementation remains managed by qualified personnel.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Governance of cybersecurity risk is overseen by our Information Security Governance Committee, while day-to-day technical operations, incident response, and risk assessments are managed by our Information Security Manager and team. These individuals and committee members possess extensive experience in legal, compliance, IT, and enterprise risk management. This dual-layered structure helps ensure that the Board and Audit Committee receive necessary strategic insights to exercise informed oversight, while technical implementation remains managed by qualified personnel.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The effectiveness of our security program is monitored by the Information Security Governance Committee and reported to the Audit Committee, which provides oversight of management’s implementation of risk mitigation measures. Formal reports from management are reviewed by the Audit Committee at least semi-annually, and significant cybersecurity matters are escalated to the full Board of Directors via the Audit Committee as necessary to ensure alignment with our long-term business strategy. Governance of cybersecurity risk is overseen by our Information Security Governance Committee, while day-to-day technical operations, incident response, and risk assessments are managed by our Information Security Manager and team. These individuals and committee members possess extensive experience in legal, compliance, IT, and enterprise risk management. This dual-layered structure helps ensure that the Board and Audit Committee receive necessary strategic insights to exercise informed oversight, while technical implementation remains managed by qualified personnel.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true